Annual Total Returns - Disciplined Small Cap Portfolio [BarChart] - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-12 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP
Mar. 18, 2022
Bar Chart Table:
Annual Return 2011	(1.35%)
Annual Return 2012	18.96%
Annual Return 2013	38.18%
Annual Return 2014	5.15%
Annual Return 2015	(2.00%)
Annual Return 2016	22.54%
Annual Return 2017	6.91%
Annual Return 2018	(13.09%)
Annual Return 2019	23.55%
Annual Return 2020	18.33%